ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Other Account Payable and Accrued Expenses
	December 31,
	2019	2018

Employees and payroll accruals	$3,332	$2,869
Accrued expenses	937	840
Authorities	810	677
Advances from customers	513	483
Warranty provision	235	285
Accrued royalties and rebate sales commissions	1,517	966
Other	49	291

	$7,393	$6,411